Organizations and Principal Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organizations and Principal Activities [Abstract]
Schedule of Subsidiaries

Details of the subsidiaries of the Company are set out below.

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal Activities
PAPA Medical Inc. (the “Company”)	January 11, 2024	Delaware	Parent Company	Holding Company
Subsidiaries:
PAPA Health Inc. (“PAPA Health”)	January 31, 2018	California	100%	Research and development, production and sales
Cannapresso LAB Inc.	February 13, 2024	California	100%	Research and development, production and sales
DEUS LAB INC.	May 25, 2024	California	100%	Research and development, production and sales
QIK. INC.	May 25, 2024	California	100%	Research and development, production and sales
AirICU INC	February 10, 2025	California	100%	Research and development, production and sales of medical nebulizers

Details of the subsidiaries of the Company are set out below.

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal Activities
PAPA Medical Inc. (the “Company”)	January 11, 2024	Delaware	Parent Company	Holding Company
Subsidiaries:
PAPA Health Inc. (“PAPA Health”)	January 31, 2018	California	100%	Research and development, production and sales
Cannapresso LAB Inc.	February 13, 2024	California	100%	Research and development, production and sales
DEUS LAB INC.	May 25, 2024	California	100%	Research and development, production and sales
QIK. INC.	May 25, 2024	California	100%	Research and development, production and sales